Summary of Significant Accounting Policies: - Property and equipment, net (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Property, Plant and Equipment
Property and equipment, gross	$ 418,705	$ 384,951
Less: Accumulated depreciation	236,031	179,791
Property and equipment, net	182,674	205,160
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	11,506	10,982
Machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	334,643	308,096
Computer equipment and software
Property, Plant and Equipment
Property and equipment, gross	61,737	60,412
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	5,467	2,749
Construction in process
Property, Plant and Equipment
Property and equipment, gross	$ 5,352	$ 2,712
Minimum | Machinery and equipment
Property, Plant and Equipment
Estimated Useful Life (Years)	2 years
Minimum | Computer equipment and software
Property, Plant and Equipment
Estimated Useful Life (Years)	2 years
Minimum | Furniture and fixtures
Property, Plant and Equipment
Estimated Useful Life (Years)	6 years
Maximum | Machinery and equipment
Property, Plant and Equipment
Estimated Useful Life (Years)	10 years
Maximum | Computer equipment and software
Property, Plant and Equipment
Estimated Useful Life (Years)	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment
Estimated Useful Life (Years)	8 years